BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 27, 2022	Jun. 23, 2021
BALANCE SHEETS
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized (in shares)	200,000,000	200,000,000	200,000,000		200,000,000
Common stock, Issued (in shares)	16,770,378	14,468,229	11,627,609
Common stock, Outstanding (in shares)	16,770,378	14,468,229	11,627,609